Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Schedule of Estimate Impairment Evaluations (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Brazil [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	41.37%	40.67%
Average margin on CAPEX	22.98%	25.36%
Average pre-tax discount rate (WACC)	4.62%	9.50%
Puerto Rico [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	21.54%	23.06%
Average margin on CAPEX	14.36%	14.57%
Average pre-tax discount rate (WACC)	3.00%	3.53%
Dominican Republic [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	52.02%	47.57%
Average margin on CAPEX	13.86%	13.71%
Average pre-tax discount rate (WACC)	5.84%	8.27%
Mexico [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	36.21%	32.69%
Average margin on CAPEX	15.89%	11.01%
Average pre-tax discount rate (WACC)	6.24%	6.03%
Ecuador [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	44.76%	49.23%
Average margin on CAPEX	12.48%	11.14%
Average pre-tax discount rate (WACC)	14.48%	17.50%
Peru [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	36.63%	38.72%
Average margin on CAPEX	17.19%	15.43%
Average pre-tax discount rate (WACC)	3.99%	4.76%
El Salvador [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	44.82%	45.92%
Average margin on CAPEX	24.25%	21.19%
Average pre-tax discount rate (WACC)	10.78%	14.63%
Chile [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	27.36%	26.34%
Average margin on CAPEX	17.98%	13.18%
Average pre-tax discount rate (WACC)	2.81%	3.37%
Colombia [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	43.36%	43.45%
Average margin on CAPEX	23.18%	18.19%
Average pre-tax discount rate (WACC)	7.18%	6.44%
Bottom of range [member] | Europe [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	31.60%	32.20%
Average margin on CAPEX	7.48%	7.04%
Average pre-tax discount rate (WACC)	2.91%	3.88%
Bottom of range [member] | Other countries [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	30.55%	10.07%
Average margin on CAPEX	4.91%	0.48%
Average pre-tax discount rate (WACC)	4.64%	3.42%
Top of range [member] | Europe [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	45.32%	40.76%
Average margin on CAPEX	24.37%	19.39%
Average pre-tax discount rate (WACC)	9.83%	12.02%
Top of range [member] | Other countries [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	48.52%	47.23%
Average margin on CAPEX	30.03%	31.67%
Average pre-tax discount rate (WACC)	14.39%	21.85%